PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PREFERRED STOCK
NOTE 11. PREFERRED STOCK

NOTE 12. PREFERRED STOCK

On November 20, 2015, the Company’s Board of Directors authorized a class of stock designated as preferred stock with a par value of $0.00001 per share comprising 25,000,000 shares, 3,000,000 shares of which were classified as Series A Convertible Preferred Stock. In each calendar year, the holders of the Series A Convertible Preferred Stock are entitled to receive, when, as and if, declared by the Board of Directors, out of any funds and assets of the Company legally available, non-cumulative dividends, in an amount equal to any dividends or other Distribution on the common stock in such calendar year (other than a Common Stock Dividend). No dividends (other than a Common Stock Dividend) shall be paid and no distribution shall be made with respect to the common stock unless dividends shall have been paid or declared and set apart for payment to the holders of the Series A Convertible Preferred Stock simultaneously. Dividends on the Series A Convertible Preferred Stock shall not be mandatory or cumulative, and no rights or interest shall accrue to the holders of the Series A Convertible Preferred Stock by reason of the fact that the Company shall fail to declare or pay dividends on the Series A Convertible Preferred Stock, except for such rights or interest that may arise as a result of the Company paying a dividend or making a distribution on the common stock in violation of the terms. The holders of each share of Series A Convertible Preferred Stock then outstanding shall be entitled to be paid, out of the Available Funds and Assets, and prior and in preference to any payment or Distribution (or any setting part of any payment or Distribution) of any Available Funds and Assets on any shares of common stock, and equal in preference to any payment or Distribution (or any setting part of any payment or Distribution)  of any Available Funds and Assets on any shares of any other series of preferred stock that have liquidation preference, an amount per share equal to the Original Issue Price of the Series A Convertible Preferred Stock plus all declared but unpaid dividends on the Series A Convertible Preferred Stock. A reorganization, or any other consolidation or merger of the Company with or into any other corporation, or any other sale of all or substantially all of the assets of the Company, shall not be deemed a liquidation, dissolution, or winding up of the Company. Shares of the Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion is at least $1.67. The shares of Series A Convertible Preferred Stock vote on a one for one basis. The right of conversion is limited by the fact the holder of the Series A Convertible Preferred Stock may not convert if such conversion would cause the holder to beneficially own more than 4.9% of the Company’s common stock after giving effect to such conversion.

On December 9, 2019, the Company’s Board of Directors created a class of preferred stock designated as 8% Series A-1 Convertible Preferred Stock comprising of 2,000,000 shares. During 2020, the authorized shares were increased to 2,700,000 shares.  The rights and preferences of the 8% Series A-1 Convertible Preferred Stock are as follows: (a) dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $1 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC), (d) redemption rights such that we have the right, upon 30 days written notice, at any time after one year from the date of issuance, to redeem all or part of the Series A-1 Convertible Preferred Stock for 150% of the original issuance price, (e) no call rights by the Company, and (f) each share of Series A-1 Convertible Preferred Stock will vote on an “as converted” basis.

On December 12, 2019, the Company entered into a Series A-1 Preferred Stock Purchase Agreement (the “SPA”) with SOBR SAFE, LLC (“SOBR SAFE”), a Delaware limited liability company and an entity controlled by a beneficial owner of the Company, under which SOBR SAFE agreed to acquire 1,000,000 shares of our Series A-1 Convertible Preferred Stock  in exchange for $1,000,000 (the “Purchase Price”). The Company received the Purchase Price on December 12, 2019.

On May 7, 2020, the Company amended a Convertible Preferred Stock Investment Agreement  granting the exclusive right to SOBR SAFE to purchase up to 2,700,000 shares of Series A-1 Convertible Preferred Stock.

On July 2, 2020, the Company executed Amendment No. 2 to the Stock Investment Agreement which provides that the full amount of each dividend due on a dividend payment date, even if not declared, shall be paid to any holder regardless of the date on which the holder acquired the stock.

The Series A-1 Convertible Preferred Stock earns cumulative dividends at a rate of 8% per annum, payable in cash or common stock at the option of the Company on June 30 and December 31 of each year. If paid in common stock, the common stock will be valued at the average of the closing price for the five business days prior to the dividend payment date. The preferred shareholders will participate in any common stock dividends on an as converted basis. Although no dividends were declared as of September 30, 2020, the Company has accrued dividends payable of $161,880 related to the 8% Series A-1 Convertible Preferred Stock as of September 30, 2020.  On December 7, 2020, we sent a Notice of Automatic Conversion and Calculation of Dividend Shares to SOBR SAFE notifying them that under the terms governing the shares of Series A-1 Convertible Preferred Stock the 2,700,000 shares of Series A-1 Convertible Preferred Stock owned by SOBR SAFE automatically converted into 2,700,000 shares of our common stock.  In addition, as a result of the conversion of the Series A-1 Convertible Preferred Stock we owed SOBR SAFE accrued dividends totaling $107,880, which we could pay in cash or in shares of our common stock based on the price of common stock on the applicable dividend dates.  Our management and Board of Directors elected to pay SOBR SAFE the accrued dividends in shares of our common stock.

NOTE 11. PREFERRED STOCK

On November 20, 2015, the Company’s Board of Directors authorized a class of stock designated as preferred stock with a par value of $0.00001 per share comprising 25,000,000 shares, 3,000,000 shares of which were classified as Series A Convertible Preferred Stock. In each calendar year, the holders of the Series A Convertible Preferred Stock are entitled to receive, when, as and if, declared by the Board of Directors, out of any funds and assets of the Company legally available, non-cumulative dividends, in an amount equal to any dividends or other Distribution on the common stock in such calendar year (other than a Common Stock Dividend). No dividends (other than a Common Stock Dividend) shall be paid and no distribution shall be made with respect to the common stock unless dividends shall have been paid or declared and set apart for payment to the holders of the Series A Convertible Preferred Stock simultaneously. Dividends on the Series A Convertible Preferred Stock shall not be mandatory or cumulative, and no rights or interest shall accrue to the holders of the Series A Convertible Preferred Stock by reason of the fact that the Company shall fail to declare or pay dividends on the Series A Convertible Preferred Stock, except for such rights or interest that may arise as a result of the Company paying a dividend or making a distribution on the common stock in violation of the terms. The holders of each share of Series A Convertible Preferred Stock then outstanding shall be entitled to be paid, out of the Available Funds and Assets, and prior and in preference to any payment or Distribution (or any setting part of any payment or Distribution) of any Available Funds and Assets on any shares of common stock, and equal in preference to any payment or Distribution (or any setting part of any payment or Distribution)  of any Available Funds and Assets on any shares of any other series of preferred stock that have liquidation preference, an amount per share equal to the Original Issue Price of the Series A Convertible Preferred Stock plus all declared but unpaid dividends on the Series A Convertible Preferred Stock. A reorganization, or any other consolidation or merger of the Company with or into any other corporation, or any other sale of all or substantially all of the assets of the Company, shall not be deemed a liquidation, dissolution, or winding up of the Company. Shares of the Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share of the Corporation’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion is at least $1.67. The shares of Series A Convertible Preferred Stock vote on a one for one basis. The right of conversion is limited by the fact the holder of the Series A Convertible Preferred Stock may not convert if such conversion would cause the holder to beneficially own more than 4.9% of the Company’s common stock after giving effect to such conversion.

On August 8, 2019, the Company entered into an 8% Series A-1 Convertible Preferred Stock Investment Agreement (the “Investment Agreement”) with First Capital Ventures, LLC (“FCV”), an entity controlled by a beneficial owner of the Company, and its assignee. The Company desired to raise between $1,000,000 and $2,000,000 from the sale of its 8% Series A-1 Convertible Preferred Stock and FCV intends to raise between $1,000,000 and $2,000,000 (net after offering expenses) in a special purchase vehicle (“SPV”) created by FCV to purchase the 8% Series A-1 Convertible Preferred Stock. The Company granted FCV and its assigns, the exclusive right to purchase the 8% Series A-1 Convertible Preferred Stock. The Company also agreed to cancel all shares of its previously issued and outstanding Series A Convertible Preferred Stock immediately following the closing date. The Company further agreed to issue FCV a three-year stock warrant to purchase 144,317 shares of its common stock at an exercise price of $1.039375 per share immediately following the closing date, which was valued at $122,889 and expensed upon grant for services provided. The Company agreed to enter into a “business development” agreement with FCV, or its assignee, on the sale of the first $1,000,000 of 8% Series A-1 Convertible Preferred Stock and also granted FCV and its assigns, the right to use the name “SOBR SAFE” and any related intellectual property in connection with the SPV, and the offering of the Interests in the SPV.

In accordance with the August 8, 2019 Investment Agreement with FCV, on December 9, 2019, the Company’s Board of Directors created a class of preferred stock designated as 8% Series A-1 Convertible Preferred Stock comprising of 2,000,000shares. During 2020, the authorized shares were increased to 2,700,000shares.  The rights and preferences of the 8% Series A-1 Convertible Preferred Stock are as follows: (a) dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $1 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC), (d) redemption rights such that we have the right, upon 30 days written notice, at any time after one year from the date of issuance, to redeem all or part of the Series A-1 Convertible Preferred Stock for 150% of the original issuance price, (e) no call rights by the Company, and (f) each share of Series A-1 Convertible Preferred Stock will vote on an “as converted” basis.

On August 23, 2019, the Company entered into a Share Exchange Agreement (the “Lanphere” SEA) with Michael Lanphere, a beneficial owner of the Company, under which the Company agreed to issue 156,537 shares of its common stock in exchange for 520,643 shares of the Company’s Series A Convertible Preferred Stock owned by Mr. Lanphere. The Series A Convertible Preferred Stock were exchanged for the Company’s common shares at a price of $3.326 per share and were issued on or about August 28, 2019. The fair value of the common shares was $22,127. Per ASC 470-50-40-2, debt modification and extinguishment transactions between related parties are in essence a capital contribution from a related party. As a result, rather than recording a gain on extinguishment of debt, the Company recorded $498,516 to additional paid-in capital.

On August 23, 2019, the Company entered into a Share Exchange Agreement (the “Justus” SEA) with Vernon Justus, a shareholder, under which the Company agreed to issue 260,954 shares of its common stock in exchange for 867,932 shares of the Company’s Series A Convertible Preferred Stock owned by Mr. Justus. The Series A Convertible Preferred Stock were exchanged for the Company’s common shares at a price of $3.326 per share and were issued on or about August 28, 2019. The fair value of the common shares was $36,887. Per ASC 470-50-40-2, debt modification and extinguishment transactions between related parties are in essence a capital contribution from a related party. As a result, rather than recording a gain on extinguishment of debt, the Company recorded $831,045 to additional paid-in capital.

On December 12, 2019, the Company entered into a Series A-1 Preferred Stock Purchase Agreement (the “SPA”) with SOBR SAFE, LLC (“SOBR SAFE”), a Delaware limited liability company and an entity controlled by a beneficial owner of the Company, under which SOBR SAFE agreed to acquire 1,000,000 shares of our Series A-1 Convertible Preferred Stock  in exchange for $1,000,000 (the “Purchase Price”). The Company received the Purchase Price on December 12, 2019.

On May 7, 2020, the Company amended a Convertible Preferred Stock Investment Agreement  granting the exclusive right to SOBR SAFE to purchase up to 2,700,000 shares.

On July 2, 2020, the Company executed Amendment No. 2 to the Stock Investment Agreement which provides that the full amount of each dividend due on a dividend payment date, even if not declared, shall be paid to any holder regardless of the date on which the holder acquired the stock.

On December 7, 2020, we sent a Notice of Automatic Conversion and Calculation of Dividend Shares to SOBR SAFE notifying them that under the terms governing the shares of Series A-1 Convertible Preferred Stock the 2,700,000 shares of Series A-1 Convertible Preferred Stock owned by SOBR SAFE automatically converted into 2,700,000 shares of our common stock.  In addition, as a result of the conversion of the Series A-1 Convertible Preferred Stock we owed SOBR SAFE accrued dividends totaling $107,880, which we could pay in cash or in shares of our common stock based on the price of common stock on the applicable dividend dates.  Our management and Board of Directors elected to pay SOBR SAFE the accrued dividends in shares of our common stock.